VANECK BITCOIN STRATEGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Par
(000's) Value
Short-Term Investments: 82.8%
United States Treasury Obligations : 82.8%
United States Treasury Bill
4.96%, 10/26/23 (a) $ 3,000 $ 2,989,443
5.12%, 10/12/23 (a) 4,000 3,994,142
5.18%, 11/02/23 (a) 3,000 2,986,347
5.19%, 12/07/23 (a) 4,000 3,961,060
5.20%, 10/03/23 (a) 3,000 2,999,562
5.22%, 11/24/23 (a) 2,000 1,984,383
Par
(000’s) Value
United States Treasury Obligations
(continued)
5.23%, 10/17/23 (a) $ 4,000 $ 3,991,221
5.27%, 10/19/23 (a) 3,000 2,992,513
5.30%, 10/24/23 (a) 5,000 4,983,894
5.32%, 11/09/23 (a) 2,000 1,988,832
5.35%, 12/12/23 (a) 4,000 3,958,149
36,829,546
Total Short-Term Investments: 82.8%
(Cost: $36,828,366) 36,829,546
Other assets less liabilities: 17.2% 7,655,844
NET ASSETS: 100.0% $ 44,485,390
Futures Contracts
Reference Entity Type
Number of
Contracts Expiration Date
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
CME BITCOIN Long 329 10/27/23 $ 44,579,500 $ 1,060,127
(a)
All or a portion of these securities are held at the broker for futures collateral. Total value of securities held at the broker is $31,262,358.
Summary of Investments by Sector
% of
Investments Value
Government 100.0% $ 36,829,546